Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Sep. 30, 2021	Feb. 25, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash, cash equivalents and other investments held in Trust Account	$ 345,023,449		$ 0
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(4,916,250)	$ (6,727,500)	0
Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(3,381,999)	$ (4,600,000)	$ 0
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash, cash equivalents and other investments held in Trust Account	345,023,449
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash, cash equivalents and other investments held in Trust Account	345,023,449
Fair Value, Measurements, Recurring | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(4,916,250)
Fair Value, Measurements, Recurring | Public Warrants | Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(4,916,250)
Fair Value, Measurements, Recurring | Private Placement Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	(3,381,999)
Fair Value, Measurements, Recurring | Private Placement Warrants | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative warrant liabilities	$ (3,381,999)